VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.9%
Australia: 4.7%
Allkem Ltd. *	383,077	$3,068,868
Ecograf Ltd. * †	616,380	72,725
Glencore Plc (GBP)	2,346,200	13,500,540
Jervois Global Ltd. * †	2,261,400	100,648
		16,742,781
Brazil: 3.3%
Vale SA (ADR)	626,100	9,879,858
Yara International ASA (NOK)	41,100	1,786,229
		11,666,087
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	1,633,500	435,117
Canada: 10.0%
Agnico Eagle Mines Ltd. (USD)	111,122	5,663,888
Alamos Gold, Inc. (USD)	299,300	3,660,439
Barrick Gold Corp. (USD)	396,974	7,371,807
Euro Manganese, Inc. (AUD) *	893,435	131,430
Franco-Nevada Corp. (USD)	40,900	5,963,220
Kinross Gold Corp. (USD)	932,500	4,392,075
Nouveau Monde Graphite, Inc. (USD) * †	76,100	390,393
Nutrien Ltd. (USD)	103,965	7,677,815
		35,251,067
China: 1.2%
PetroChina Co. Ltd. (HKD)	7,384,000	4,361,980
Finland: 0.7%
Neste Oyj	48,600	2,401,028
Ghana: 1.1%
Kosmos Energy Ltd. (USD) *	520,000	3,868,800
Italy: 2.8%
Eni SpA †	517,000	7,210,270
Saras SpA *	1,648,600	2,561,629
		9,771,899
Netherlands: 1.9%
OCI NV	194,656	6,598,807
Norway: 2.6%
Equinor ASA (ADR)	194,400	5,526,792
FREYR Battery SA (USD) * †	221,710	1,971,002
FREYR Battery SA (USD) * ø	185,000	1,644,650
		9,142,444
South Africa: 3.8%
Anglo American Plc (GBP)	270,500	8,997,233
Sibanye Stillwater Ltd. (ADR) †	514,800	4,283,136
		13,280,369
Spain: 2.2%
Repsol SA	486,600	7,482,867
Soltec Power Holdings SA *	51,000	336,745
		7,819,612
Turkey: 0.6%
Eldorado Gold Corp. (USD) *	218,500	2,263,660
	Number of Shares	Value
United Kingdom: 5.4%
Endeavour Mining Plc (CAD) †	191,000	$4,602,937
Shell Plc (ADR)	133,800	7,698,852
TechnipFMC Plc (USD) *	500,900	6,837,285
		19,139,074
United States: 55.1%
5E Advanced Materials, Inc. * †	59,200	320,864
Array Technologies, Inc. * †	171,100	3,743,668
Baker Hughes Co.	190,300	5,492,058
Benson Hill, Inc. * †	220,790	253,908
Bunge Ltd.	105,700	10,096,464
ChampionX Corp.	142,200	3,857,886
Chart Industries, Inc. * †	43,300	5,429,820
Chesapeake Energy Corp. †	65,300	4,965,412
Chevron Corp.	22,900	3,736,364
ConocoPhillips	81,943	8,129,565
Corteva, Inc.	155,233	9,362,102
Darling Ingredients, Inc. *	49,600	2,896,640
Devon Energy Corp.	58,178	2,944,389
Diamondback Energy, Inc.	40,547	5,480,738
Enphase Energy, Inc. *	26,800	5,635,504
EQT Corp.	168,800	5,386,408
EVgo, Inc. * †	132,800	1,034,512
Excelerate Energy, Inc.	89,900	1,990,386
FMC Corp.	31,225	3,813,509
Freeport-McMoRan, Inc.	235,000	9,613,850
Halliburton Co.	184,800	5,847,072
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	57,223	1,636,578
Hess Corp.	74,700	9,885,798
Kirby Corp. *	75,800	5,283,260
Liberty Energy, Inc.	285,780	3,660,842
Marathon Oil Corp.	157,900	3,783,284
Mosaic Co.	81,200	3,725,456
MP Materials Corp. * †	139,200	3,924,048
Newmont Corp.	142,896	7,004,762
Ormat Technologies, Inc. †	68,680	5,822,004
PDC Energy, Inc.	59,500	3,818,710
Piedmont Lithium, Inc. * †	60,300	3,621,015
Pioneer Natural Resources Co.	15,844	3,235,979
Schlumberger NV	126,900	6,230,790
SolarEdge Technologies, Inc. * †	39,700	12,066,815
Solid Power, Inc. * †	36,900	111,069
Stem, Inc. * ø	177,000	992,085
Stem, Inc. * †	331,632	1,880,353
Union Pacific Corp.	10,500	2,113,230
Valero Energy Corp.	115,100	16,067,960
		194,895,157
Zambia: 3.4%
First Quantum Minerals Ltd. (CAD) †	515,500	11,850,969
Total Common Stocks (Cost: $259,569,212)		349,488,851

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VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
WARRANTS: 0.0%
Norway: 0.0%
FREYR Battery SA, USD 11.50, exp. 09/01/27	55,100	$157,586
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	38,225	3,329
Total Warrants (Cost: $106,931)		160,915

MONEY MARKET FUND: 3.4% (Cost: $11,936,271)
Invesco Treasury Portfolio - Institutional Class	11,936,271	11,936,271

Total Investments Before Collateral for Securities Loaned: 102.3% (Cost: $271,612,414)		361,586,037

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.7%
Money Market Fund: 5.7% (Cost: $20,015,934)
State Street Navigator Securities Lending Government Money Market Portfolio	20,015,934	20,015,934
Total Investments: 108.0% (Cost: $291,628,348)		381,601,971
Liabilities in excess of other assets: (8.0)%		(28,212,356)
NET ASSETS: 100.0%		$353,389,616

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $51,930,711.
ø	Restricted Security – the aggregate value of restricted securities is $2,636,735, or 0.7% of net assets

Restricted securities held by the Fund as of March 31, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
FREYR Battery SA	07/06/2021	185,000	$1,850,000	$1,644,650	0.4%
Stem, Inc.	04/28/2021	177,000	1,770,000	992,085	0.3%
			$3,620,000	$2,636,735	0.7%
2

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas	38.7%	$140,062,115
Base & Industrial Metals	18.2	65,907,559
Agriculture	12.8	46,214,259
Gold & Precious Metals	12.5	45,205,924
Renewables & Alternatives	11.0	39,433,599
Industrials & Utilities	3.5	12,826,310
Taxable Treas/Repo-MMkt	3.3	11,936,271
	100.0%	$361,586,037
3